Warranty liability	12 Months Ended
Dec. 31, 2018
Product Warranties Disclosures [Abstract]
Warranty liability
16. Warranty liability:

A continuity of the warranty liability is as follows:

	Years ended December 31,
	2018	2017	2016
Balance, beginning of year	$6,301	$11,612	$13,991
Warranty assumed on acquisition	—	—	2,454
Warranty claims	(2,787)	(2,627)	(7,684)
Warranty accruals	2,112	1,232	1,493
Change in estimate	(1,443)	(2,949)	—
Impact of foreign exchange changes	758	(967)	1,358
Balance, end of year	4,941	6,301	11,612
Less: Current portion	(2,800)	(3,529)	(5,499)
Long-term portion	$2,141	$2,772	$6,113